Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade Payables	$ 126,781	$ 58,293
Accrued expenses and other payables	4,610	5,673
Government institutions	13,728	4,945
Employees and payroll institutions	18,119	17,354
Interest payable	7,346	5,362
Others	74,473	2,364
Total trade and other current payables	$ 245,057	$ 93,991